CAPITAL STOCK DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
CAPITAL STOCK DISCLOSURE

11.          CAPITAL STOCK

(a)           Authorized:  Unlimited number of common shares

(b)           Issued

Year ended March 31,	2018		2017
	Common		Common
	Shares	Amount	Shares	Amount
	in 000'	in '000$	in 000'	in '000$
Balance, beginning of year	260,689	$18,360	253,439	$17,055
Options exercised (i)	18,471	4,358	--	--
Shares issued as compensation (ii) and (iii)	1,560	936	7,250	1,305
Balance, end of year	280,720	$23,654	260,689	$18,360

(i)            During the year ended March 31, 2018, 18,471,026 options were exercised to convert into equal number of common shares at an average exercise price of $0.15 per share for gross proceeds of $2,725,654. In addition, $1,631,734 being the value of options exercised was transferred from option reserve to capital stock. Options exercised included 13,414,789 options exercised by the directors.

(ii)           During the year ended March 31, 2018, 1,560,000 shares were issued under 2011 Consultant Stock Compensation Plan to six consultants including 1,390,000 to five directors, for services provided. The shares were valued at $936,000 based on the market price of the Company’s common shares prevailing on the date of their issuance.

(iii)          On March 21, 2017, four of the directors were issued 7,250,000 shares under the 2017 Consultants Stock Compensation Plan in lieu of cash fee for services provided. The shares were valued at $1,305,000 based on the market price of the Company’s common shares prevailing on the dates of their issuance. Since the shares were issued without any conditions of forfeiture or cancellation, the entire value was expensed during the year ended March 31, 2017 as consulting fee (note 13).

(c)           As at March 31, 2018, the Company had the following active Consultant Stock Compensation Plan*:

	Date of registration*	Registered shares under Plan	Issued to March 31, 2017	As at April 1, 2017	Issued	Cancelled	Balance at March 31, 2018
2011 Plan	11-Apr-11	6,000,000	(4,438,333)	1,561,667	(1,560,000)	(1,667)	--

*      Registered with the Securities and Exchange Commission of the United States of America (SEC) as required under the Securities Act of 1933.

(d)           As at March 31, 2017, the Company had the following active Consultant Stock Compensation Plan:

	Date of registration*	Registered shares under Plan	Issued to March 31, 2016	As at April 1, 2016	Issued	Cancelled	Balance at March 31, 2017
2011 Plan	11-Apr-11	6,000,000	(4,438,333)	1,561,667	--	--	1,561,667
2017 Plan	21-Mar-17	7,250,000	--	7,250,000	(7,250,000)	--	--
		13,250,000	(4,438,333)	8,811,667	(7,250,000)	--	1,561,667